Earnings per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Dilutive potential common stock outstanding (in shares)	0
Dilutive earnings per share (In pesos per share)	$ 0.00
Weighted average number of shares outstanding (in shares)	969,159,605	969,159,605	969,159,605